Fair Value Measurements of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
		Quoted or	Significant
		published	other	Significant
	Total assets	prices in	observable	unobservable
	measured at	active markets	market data	market data
	fair value	(Level 1)	(Level 2)	(Level 3)
W. R. Berkley Corporation Common Stock Fund	$298,705,590	$298,705,590	—	—
Mutual Funds	390,070,293	390,070,293	—	—
Common Collective Trusts	1,744,402,311	1,744,402,311	—	—
Money Market Fund	42,062,308	42,062,308	—	—
Other Investments	154,500	154,500	—	—
Stable Value Fund	61,148,236	—	—	—
Total Investments	$2,536,543,238	$2,475,395,002	—	—

	Fair Value Measurements at December 31, 2024
		Quoted or	Significant
		published	other	Significant
	Total assets	prices in	observable	unobservable
	measured at	active markets	market data	market data
	fair value	(Level 1)	(Level 2)	(Level 3)
W. R. Berkley Corporation Common Stock Fund	$254,610,103	$254,610,103	—	—
Mutual Funds	365,920,928	365,920,928	—	—
Common Collective Trusts	1,478,011,673	1,478,011,673	—	—
Money Market Fund	29,422,425	29,422,425	—	—
Other Investments	156,331	156,331	—	—
Stable Value Fund	69,506,345	—	—	—
Total Investments	$2,197,627,805	$2,128,121,460	—	—